Leases - Summary of Property Plant And Equipment Owned And Leased Assets (Detail)Leases - Summary of Property Plant And Equipment Owned And Leased Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Abstract]
Property, Plant and Equipment owned (excluding right-of-use assets)	€ 1,713	€ 1,867
Right-of-use assets	3,348	1,147
Total Property, Plant and Equipment	€ 5,061	€ 3,014